UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Advantage Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.	INVESTMENTS

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Shares	Value

Common Stocks : 67.19%

Energy : 9.05%

Oil, Gas & Consumable Fuels : 9.05%
Energen Corporation	15,000	$895,800
EQT Corporation	15,000	1,364,700
Spectra Energy Corporation	75,000	2,841,000
The Williams Companies Incorporated	100,000	5,175,000
Veresen Incorporated	75,000	1,180,173
		11,456,673

Industrials : 3.99%

Air Freight & Logistics : 3.94%
Deutsche Post AG	150,000	4,986,219

Construction & Engineering : 0.05%
Ameresco Incorporated Class A †	9,000	69,390

Telecommunication Services : 8.88%

Diversified Telecommunication Services : 5.47%
BCE Incorporated	16,000	750,720
CenturyLink Incorporated	100,000	4,077,000
Verizon Communications Incorporated	41,291	2,088,912
		6,916,632

Wireless Telecommunication Services : 3.41%
Shenandoah Telecommunications Company	40,000	1,185,200
Vodafone Group plc ADR	85,636	3,129,996
		4,315,196

Utilities : 45.27%

Electric Utilities : 31.13%
American Electric Power Company Incorporated	100,000	5,755,000
Chesapeake Utilities Corporation	300	13,479
Duke Energy Corporation	30,514	2,468,583
Edison International	75,000	4,767,000
Endesa SA	80,000	1,547,411
Enel SpA	200,000	965,576
Entergy Corporation	1,000	83,900
Exelon Corporation	16,000	578,720
Great Plains Energy Incorporated	175,000	4,579,750
IDACORP Incorporated	25,000	1,552,750
ITC Holdings Corporation	135,000	5,128,650
NextEra Energy Incorporated	50,000	5,219,500
Northeast Utilities	90,000	4,557,600
Pepco Holdings Incorporated	100	2,750
PNM Resources Incorporated	75,000	2,172,000
		39,392,669

Gas Utilities : 0.86%
New Jersey Resources Corporation	200	11,580
SNAM SpA	200,000	1,061,139
South Jersey Industries Incorporated	200	11,416
		1,084,135

Multi-Utilities : 11.19%
Alliant Energy Corporation	4,000	251,480
CenterPoint Energy Incorporated	50,000	1,197,000

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name			Shares	Value

Multi-Utilities (continued)
Dominion Resources Incorporated			300	$21,765
MDU Resources Group Incorporated			500	12,260
Public Service Enterprise Group Incorporated			50,000	2,089,000
Sempra Energy			19,900	2,223,427
Suez Environnement Company SA			275,000	4,879,521
TECO Energy Incorporated			50,000	991,500
Veolia Environnement SA			137,000	2,499,928
				14,165,881

Water Utilities : 2.09%
American Water Works Company Incorporated			50,000	2,652,500

Total Common Stocks (Cost $60,143,814)				85,039,295

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 29.22%

Consumer Discretionary : 4.56%

Auto Components : 0.46%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$340,000	357,000
Cooper Tire & Rubber Company	7.63	3-15-2027	190,000	200,450
Goodyear Tire & Rubber Company	7.00	5-15-2022	25,000	27,063
				584,513

Distributors : 0.06%
LKQ Corporation	4.75	5-15-2023	75,000	72,750

Diversified Consumer Services : 0.48%
Service Corporation International	6.75	4-1-2016	100,000	105,250
Service Corporation International	7.00	6-15-2017	25,000	27,188
Service Corporation International	7.50	4-1-2027	351,000	396,630
Service Corporation International	7.63	10-1-2018	25,000	28,063
Service Corporation International	8.00	11-15-2021	40,000	46,900
				604,031

Hotels, Restaurants & Leisure : 1.32%
Burger King Corporation	9.88	10-15-2018	75,000	78,750
CCM Merger Incorporated 144A	9.13	5-1-2019	465,000	499,875
Greektown Holdings LLC 144A	8.88	3-15-2019	565,000	574,888
Hilton Worldwide Finance LLC 144A	5.63	10-15-2021	15,000	15,750
Pinnacle Entertainment Incorporated	7.50	4-15-2021	355,000	375,413
Speedway Motorsports Incorporated	6.75	2-1-2019	120,000	124,800
				1,669,476

Household Durables : 0.14%
American Greetings Corporation	7.38	12-1-2021	150,000	157,875
Tempur Sealy International Incorporated	6.88	12-15-2020	25,000	26,813
				184,688

Media : 1.72%
Cablevision Systems Corporation	8.63	9-15-2017	145,000	164,213
CBS Outdoor Americas Capital LLC 144A	5.25	2-15-2022	15,000	15,375
CBS Outdoor Americas Capital LLC 144A	5.88	3-15-2025	65,000	67,275
CCOH Safari LLC	5.50	12-1-2022	35,000	35,394
CCOH Safari LLC	5.75	12-1-2024	125,000	125,781
Cinemark USA Incorporated	7.38	6-15-2021	75,000	80,156
CSC Holdings LLC	7.63	7-15-2018	45,000	51,019
CSC Holdings LLC	7.88	2-15-2018	75,000	85,031
CSC Holdings LLC	8.63	2-15-2019	125,000	145,469
DISH DBS Corporation 144A	5.88	11-15-2024	15,000	15,113
DISH DBS Corporation	7.88	9-1-2019	115,000	131,388

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
EchoStar DBS Corporation	7.13%	2-1-2016	$50,000	$53,125
Gray Television Incorporated	7.50	10-1-2020	500,000	517,500
Lamar Media Corporation	5.88	2-1-2022	75,000	78,375
LIN Television Corporation	6.38	1-15-2021	25,000	25,625
LIN Television Corporation	8.38	4-15-2018	150,000	156,000
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	35,000	37,275
National CineMedia LLC	6.00	4-15-2022	155,000	155,388
National CineMedia LLC	7.88	7-15-2021	60,000	63,300
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	145,000	150,800
Regal Entertainment Group	5.75	6-15-2023	20,000	19,000
				2,172,602

Specialty Retail : 0.38%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	40,000	40,400
Ahern Rentals Incorporated 144A	9.50	6-15-2018	85,000	90,525
Century Intermediate Holding Company (PIK at 10.50%) 144A¥	9.75	2-15-2019	15,000	15,881
Penske Auto Group Incorporated	5.38	12-1-2024	85,000	85,213
Penske Auto Group Incorporated	5.75	10-1-2022	80,000	83,000
Sonic Automotive Incorporated	5.00	5-15-2023	70,000	68,250
Toys “R” Us Property Company II LLC	8.50	12-1-2017	100,000	99,500
				482,769

Consumer Staples : 0.20%

Food Products : 0.20%
B&G Foods Incorporated	4.63	6-1-2021	30,000	28,875
Darling Ingredients Incorporated	5.38	1-15-2022	15,000	15,150
Hearthside Group Holdings LLC 144A	6.50	5-1-2022	10,000	9,875
Prestige Brands Incorporated 144A	5.38	12-15-2021	50,000	49,250
Simmons Foods Incorporated 144A	7.88	10-1-2021	150,000	152,625
				255,775

Energy : 6.14%

Energy Equipment & Services : 2.47%
Bristow Group Incorporated	6.25	10-15-2022	265,000	267,650
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	110,000	118,800
Compressco Partners LP 144A	7.25	8-15-2022	95,000	86,450
Era Group Incorporated	7.75	12-15-2022	334,000	347,360
Forum Energy Technologies Incorporated	6.25	10-1-2021	15,000	15,225
Gulfmark Offshore Incorporated	6.38	3-15-2022	510,000	423,300
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	190,000	155,800
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	275,000	242,000
NGPL PipeCo LLC 144A	7.12	12-15-2017	450,000	465,750
NGPL PipeCo LLC 144A	7.77	12-15-2037	515,000	579,375
NGPL PipeCo LLC 144A	9.63	6-1-2019	35,000	37,538
Northern Tier Energy LLC 144A	7.13	11-15-2020	75,000	78,000
PHI Incorporated	5.25	3-15-2019	325,000	300,625
Pride International Incorporated	8.50	6-15-2019	10,000	12,315
				3,130,188

Oil, Gas & Consumable Fuels : 3.67%
Crestwood Midstream Partners LP	6.00	12-15-2020	76,000	75,620
Crestwood Midstream Partners LP	6.13	3-1-2022	25,000	24,875
CVR Refining LLC	6.50	11-1-2022	68,000	67,830
Denbury Resources Incorporated	4.63	7-15-2023	145,000	119,625
Denbury Resources Incorporated	5.50	5-1-2022	5,000	4,688
Denbury Resources Incorporated	6.38	8-15-2021	25,000	25,125
El Paso LLC	6.50	9-15-2020	45,000	51,272
El Paso LLC	7.00	6-15-2017	50,000	55,938
El Paso LLC (i)	7.42	2-15-2037	90,000	108,450
El Paso LLC	7.80	8-1-2031	100,000	125,322
Energy Transfer Equity LP	7.50	10-15-2020	300,000	344,250

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Energy XXI Gulf Coast Incorporated 144A	6.88%	3-15-2024	$150,000	$112,500
Energy XXI Gulf Coast Incorporated	7.75	6-15-2019	50,000	40,000
Exterran Partners LP	6.00	4-1-2021	225,000	202,500
Northern Tier Energy LLC	7.13	11-15-2020	140,000	145,600
Overseas Shipholding Group	7.50	2-15-2021	150,000	142,125
Overseas Shipholding Group	8.13	3-30-2018	175,000	177,625
Pioneer Natural Resources Company	7.50	1-15-2020	145,000	174,889
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	260,000	269,100
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	330,000	376,448
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	205,000	242,925
Sabine Pass Liquefaction LLC	5.63	2-1-2021	75,000	76,688
Sabine Pass Liquefaction LLC	5.63	4-15-2023	90,000	91,800
Sabine Pass Liquefaction LLC	5.75	5-15-2024	50,000	50,563
Sabine Pass Liquefaction LLC	6.25	3-15-2022	200,000	212,000
Sabine Pass LNG LP	6.50	11-1-2020	395,000	409,813
Sabine Pass LNG LP	7.50	11-30-2016	370,000	393,125
SemGroup Corporation	7.50	6-15-2021	220,000	234,300
Suburban Propane Partners LP	5.50	6-1-2024	20,000	19,400
Suburban Propane Partners LP	7.38	3-15-2020	60,000	62,400
Suburban Propane Partners LP	7.38	8-1-2021	26,000	27,430
Ultra Petroleum Corporation 144A	5.75	12-15-2018	85,000	82,556
Ultra Petroleum Corporation 144A	6.13	10-1-2024	110,000	100,100
				4,646,882

Financials : 5.43%

Banks : 0.14%
CIT Group Incorporated 144A	5.50	2-15-2019	100,000	106,000
CIT Group Incorporated 144A	6.63	4-1-2018	65,000	70,850
				176,850

Consumer Finance : 2.31%
Ally Financial Incorporated	5.50	2-15-2017	50,000	52,563
Ally Financial Incorporated	6.75	12-1-2014	36,000	36,000
Ally Financial Incorporated	7.50	9-15-2020	72,000	84,420
Ally Financial Incorporated	8.00	3-15-2020	53,000	62,805
Ally Financial Incorporated	8.30	2-12-2015	825,000	835,313
Ford Motor Credit Company LLC	8.00	12-15-2016	25,000	28,208
General Motors Financial Company Incorporated	6.75	6-1-2018	95,000	107,231
Homer City Funding LLC	8.73	10-1-2026	146,599	152,646
Navient Corporation	8.00	3-25-2020	330,000	372,488
SLM Corporation	6.13	3-25-2024	140,000	140,000
SLM Corporation	7.25	1-25-2022	70,000	76,825
SLM Corporation	8.45	6-15-2018	125,000	141,250
Springleaf Finance Corporation	5.40	12-1-2015	140,000	144,200
Springleaf Finance Corporation	5.75	9-15-2016	50,000	52,375
Springleaf Finance Corporation	6.00	6-1-2020	175,000	180,688
Springleaf Finance Corporation	6.50	9-15-2017	50,000	53,750
Springleaf Finance Corporation	6.90	12-15-2017	243,000	265,478
Springleaf Finance Corporation	7.75	10-1-2021	37,000	41,625
Springleaf Finance Corporation	8.25	10-1-2023	85,000	96,900
				2,924,765

Diversified Financial Services : 0.87%
Denali Borrower LLC 144A	5.63	10-15-2020	330,000	346,005
Infinity Acquisition LLC 144A	7.25	8-1-2022	185,000	169,275
Jefferies Finance LLC 144A	6.88	4-15-2022	135,000	126,225
Jefferies Finance LLC 144A	7.38	4-1-2020	245,000	236,425
Jefferies Finance LLC 144A	7.50	4-15-2021	225,000	216,563
				1,094,493

Insurance : 0.18%
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	225,000	224,438

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Real Estate Management & Development : 0.35%
Hockey Merger Sub 2 Incorporated 144A	7.88%	10-1-2021	$140,000	$145,250
Onex Corporation 144A	7.75	1-15-2021	300,000	303,750
				449,000

REITs : 1.58%
Crown Castle International Corporation	5.25	1-15-2023	75,000	76,313
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	340,000	352,750
Iron Mountain Incorporated	5.75	8-15-2024	400,000	405,500
Iron Mountain Incorporated	6.00	8-15-2023	205,000	214,738
Iron Mountain Incorporated	7.75	10-1-2019	30,000	32,175
Iron Mountain Incorporated	8.38	8-15-2021	249,000	258,960
Omega Healthcare Investors Incorporated	6.75	10-15-2022	125,000	132,813
Sabra Health Care Incorporated	5.38	6-1-2023	50,000	51,000
Sabra Health Care Incorporated	5.50	2-1-2021	105,000	109,725
The Geo Group Incorporated	5.13	4-1-2023	100,000	98,000
The Geo Group Incorporated	5.88	1-15-2022	205,000	211,663
The Geo Group Incorporated	5.88	10-15-2024	35,000	35,700
The Geo Group Incorporated	6.63	2-15-2021	20,000	20,900
				2,000,237

Health Care : 2.77%

Health Care Equipment & Supplies : 0.29%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	270,000	251,775
Hologic Incorporated	6.25	8-1-2020	110,000	113,919
				365,694

Health Care Providers & Services : 1.70%
Aviv Healthcare Properties LP	6.00	10-15-2021	40,000	42,600
Aviv Healthcare Properties LP	7.75	2-15-2019	150,000	157,500
Capella Healthcare Incorporated	9.25	7-1-2017	330,000	344,197
Centene Corporation	5.75	6-1-2017	75,000	79,313
Community Health Systems Incorporated	6.88	2-1-2022	95,000	100,581
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	55,000	58,094
HCA Incorporated	5.88	3-15-2022	25,000	27,188
HCA Incorporated	6.50	2-15-2020	175,000	193,594
HealthSouth Corporation	5.75	11-1-2024	25,000	26,000
HealthSouth Corporation	8.13	2-15-2020	60,000	62,850
MPH Acquisition Holdings LLC 144A	6.63	4-1-2022	225,000	234,563
MPT Operating Partnership LP	6.38	2-15-2022	70,000	74,900
MPT Operating Partnership LP	6.88	5-1-2021	125,000	133,750
Select Medical Corporation	6.38	6-1-2021	455,000	464,100
Tenet Healthcare Corporation	6.00	10-1-2020	50,000	53,188
Tenet Healthcare Corporation	8.13	4-1-2022	90,000	100,575
				2,152,993

Health Care Technology : 0.40%
Emdeon Incorporated	11.00	12-31-2019	455,000	501,638

Pharmaceuticals : 0.38%
Endo Finance LLC 144A	5.75	1-15-2022	65,000	66,463
Endo Finance LLC 144A	7.25	1-15-2022	160,000	171,200
Par Pharmaceutical Company	7.38	10-15-2020	159,000	167,348
Pinnacle Incorporated 144A	9.50	10-1-2023	21,000	23,048
Salix Pharmaceuticals Incorporated 144A	6.00	1-15-2021	50,000	51,000
				479,059

Industrials : 1.75%

Aerospace & Defense : 0.03%
TransDigm Group Incorporated	5.50	10-15-2020	35,000	34,563

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Airlines : 0.14%
Aviation Capital Group Corporation 144A	6.75%	4-6-2021	$100,000	$114,000
Aviation Capital Group Corporation 144A	7.13	10-15-2020	50,000	57,707
				171,707

Commercial Services & Supplies : 0.57%
ADT Corporation	4.13	6-15-2023	85,000	77,138
ADT Corporation	6.25	10-15-2021	230,000	240,925
Covanta Holding Corporation	5.88	3-1-2024	80,000	82,000
Covanta Holding Corporation	6.38	10-1-2022	195,000	207,188
Covanta Holding Corporation	7.25	12-1-2020	110,000	116,875
				724,126

Construction & Engineering : 0.18%
AECOM Technology Corporation 144A	5.75	10-15-2022	15,000	15,713
AECOM Technology Corporation 144A	5.88	10-15-2024	200,000	211,500
				227,213

Machinery : 0.22%
Columbus McKinnon Corporation	7.88	2-1-2019	270,000	282,150

Trading Companies & Distributors : 0.57%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	290,000	311,025
H&E Equipment Services Incorporated	7.00	9-1-2022	235,000	249,688
International Lease Finance Corporation 144A	7.13	9-1-2018	35,000	39,725
International Lease Finance Corporation	8.63	9-15-2015	75,000	78,750
Light Tower Rentals Incorporated 144A	8.13	8-1-2019	45,000	40,950
				720,138

Transportation Infrastructure : 0.04%
Watco Companies LLC 144A	6.38	4-1-2023	50,000	50,875

Information Technology : 2.39%

Electronic Equipment, Instruments & Components : 0.68%
Jabil Circuit Incorporated	8.25	3-15-2018	620,000	716,100
Zebra Technologies Corporation 144A	7.25	10-15-2022	135,000	144,281
				860,381

Internet Software & Services : 0.11%
Sophia Holding Finance LP (PIK at 10.38%) 144A¥	9.63	12-1-2018	140,000	143,150

IT Services : 1.15%
Audatex North America Incorporated 144A	6.00	6-15-2021	155,000	160,813
Audatex North America Incorporated 144A	6.13	11-1-2023	60,000	62,250
First Data Corporation 144A	6.75	11-1-2020	52,000	55,380
First Data Corporation 144A	7.38	6-15-2019	110,000	115,775
First Data Corporation	11.75	8-15-2021	300,000	347,250
First Data Holdings Incorporated (PIK at 14.50%) 144A¥	14.50	9-24-2019	284,242	299,875
SunGard Data Systems Incorporated	6.63	11-1-2019	100,000	102,000
SunGard Data Systems Incorporated	7.38	11-15-2018	253,000	263,120
SunGard Data Systems Incorporated	7.63	11-15-2020	50,000	53,250
				1,459,713

Semiconductors & Semiconductor Equipment : 0.10%
Micron Technology Incorporated 144A	5.88	2-15-2022	115,000	121,613

Software : 0.11%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	45,000	48,038
Activision Blizzard Incorporated 144A	6.13	9-15-2023	10,000	10,875

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Software (continued)
BMC Software Finance Incorporated 144A	8.13%	7-15-2021	$80,000	$75,000
				133,913

Technology Hardware, Storage & Peripherals : 0.24%
NCR Corporation	5.88	12-15-2021	15,000	15,300
NCR Corporation	6.38	12-15-2023	283,000	294,320
				309,620

Materials : 0.54%

Chemicals : 0.02%
Celanese US Holdings LLC	5.88	6-15-2021	20,000	21,550

Containers & Packaging : 0.34%
Crown Americas LLC	6.25	2-1-2021	20,000	21,025
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	5,000	5,538
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	50,000	47,750
Owens-Illinois Incorporated	7.80	5-15-2018	60,000	67,200
Sealed Air Corporation 144A	8.38	9-15-2021	215,000	241,875
Silgan Holdings Incorporated	5.00	4-1-2020	50,000	50,875
				434,263

Metals & Mining : 0.03%
Cliffs Natural Resources	6.25	10-1-2040	60,000	38,925

Paper & Forest Products : 0.15%
Georgia-Pacific LLC	8.88	5-15-2031	125,000	192,725

Telecommunication Services : 3.39%

Diversified Telecommunication Services : 1.57%
Citizens Communications Company	7.88	1-15-2027	200,000	204,000
Frontier Communications Corporation	8.13	10-1-2018	60,000	67,500
GCI Incorporated	6.75	6-1-2021	170,000	170,850
GCI Incorporated	8.63	11-15-2019	428,000	447,474
Level 3 Financing Incorporated	8.13	7-1-2019	25,000	26,625
Qwest Corporation	7.25	9-15-2025	125,000	149,039
Qwest Corporation	7.63	8-3-2021	20,000	22,300
Syniverse Holdings Incorporated	9.13	1-15-2019	365,000	381,425
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	169,000	191,393
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	26,000	29,445
Windstream Corporation	7.88	11-1-2017	265,000	292,328
				1,982,379

Wireless Telecommunication Services : 1.82%
MetroPCS Wireless Incorporated	6.63	11-15-2020	240,000	248,400
SBA Telecommunications Corporation	5.63	10-1-2019	10,000	10,350
SBA Telecommunications Corporation	5.75	7-15-2020	100,000	103,000
Sprint Capital Corporation	6.88	11-15-2028	1,100,000	1,031,219
Sprint Capital Corporation	8.75	3-15-2032	105,000	110,381
Sprint Communications Incorporated 144A	9.00	11-15-2018	25,000	28,938
Sprint Communications Incorporated	11.50	11-15-2021	25,000	31,063
Sprint Corporation	7.13	6-15-2024	70,000	69,213
Sprint Corporation	7.25	9-15-2021	10,000	10,200
Sprint Corporation	7.88	9-15-2023	10,000	10,475
T-Mobile USA Incorporated	6.00	3-1-2023	10,000	10,150
T-Mobile USA Incorporated	6.13	1-15-2022	5,000	5,088
T-Mobile USA Incorporated	6.25	4-1-2021	35,000	35,875
T-Mobile USA Incorporated	6.38	3-1-2025	85,000	86,275
T-Mobile USA Incorporated	6.46	4-28-2019	10,000	10,375
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,113
T-Mobile USA Incorporated	6.54	4-28-2020	10,000	10,375

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services (continued)
T-Mobile USA Incorporated	6.63%	4-1-2023	$35,000	$36,313
T-Mobile USA Incorporated	6.63	4-28-2021	65,000	66,950
T-Mobile USA Incorporated	6.73	4-28-2022	305,000	315,675
T-Mobile USA Incorporated	6.84	4-28-2023	65,000	67,600
				2,303,028

Utilities : 2.05%

Electric Utilities : 1.40%
ComEd Financing III	6.35	3-15-2033	1,340,000	1,370,150
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	145,000	154,063
Otter Tail Corporation (i)	9.00	12-15-2016	215,000	245,478
				1,769,691

Gas Utilities : 0.21%
AmeriGas Finance LLC	6.75	5-20-2020	175,000	183,750
AmeriGas Finance LLC	7.00	5-20-2022	75,000	79,125
				262,875

Independent Power & Renewable Electricity Producers : 0.44%
Calpine Corporation 144A	5.88	1-15-2024	20,000	21,250
Calpine Corporation 144A	6.00	1-15-2022	40,000	42,700
Calpine Corporation 144A	7.88	1-15-2023	48,000	53,160
NSG Holdings LLC 144A	7.75	12-15-2025	350,000	378,875
Reliant Energy Incorporated	9.24	7-2-2017	49,955	52,953
Reliant Energy Incorporated	9.68	7-2-2026	10,000	10,800
				559,738

Total Corporate Bonds and Notes (Cost $35,607,750)				36,977,177

Loans : 2.52%
Accellent Incorporated ±	7.50	3-11-2022	25,000	24,229
Alliance Laundry Systems LLC ±	9.50	12-10-2019	159,122	158,923
Applied Systems Incorporated ±	7.50	1-22-2022	25,000	24,969
Asurion LLC ±	8.50	3-3-2021	95,000	95,654
CCM Merger Incorporated ±	4.50	8-8-2021	44,082	44,045
Centaur Acquisition LLC ±	8.75	2-20-2020	135,000	137,025
Focus Brands Incorporated ±	10.25	8-21-2018	176,935	177,156
Four Seasons Holdings Incorporated ±	6.25	12-27-2020	25,000	25,125
HGIM Corporation ±	5.50	6-18-2020	84,361	76,347
Interactive Data Corporation ±	4.50	5-2-2021	139,650	140,244
Learfield Communications Incorporated <%%±	8.75	10-9-2021	212,434	211,372
LM U.S. Corp Acquisition Incorporated ±	8.25	1-25-2021	10,000	9,875
Neff Rental LLC ±	7.25	6-9-2021	49,983	50,170
Peak 10 Incorporated ±	8.25	6-17-2022	30,000	28,950
Philadelphia Energy Solutions LLC ±	6.25	4-4-2018	221,625	209,159
Sedgwick Claims Management Services Incorporated ±	6.75	2-28-2022	45,000	43,950
Spin Holdco Incorporated ±	4.25	11-14-2019	118,902	118,060
Tallgrass Operations LLC ±	4.25	11-13-2018	84,844	84,844
Texas Competitive Electric Holdings Company LLC (s)±	4.65	10-10-2015	1,471,940	1,058,413
TGI Friday’s Incorporated ±	9.25	7-15-2021	45,000	44,325
TWCC Holdings Corporation ±	7.00	6-26-2020	275,000	267,094
Vertafore Incorporated ±	9.75	10-29-2017	35,000	35,000
W3 Company (i)±	9.25	9-13-2020	19,950	19,352
WASH Multifamily Laundry Systems LLC ±	4.50	2-21-2019	108,350	106,725

Total Loans (Cost $3,643,526)				3,191,006

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

Security name	Dividend yield		Shares	Value

Preferred Stocks : 9.23%

Financials : 0.07%

Banks : 0.07%
GMAC Capital Trust I ±	7.68%		3,457	$91,403

Utilities : 9.16%

Electric Utilities : 9.16%
Alabama Power Company	6.45		27,104	725,880
Duke Energy Corporation	5.13		130,000	3,222,700
Entergy Arkansas Incorporated	4.75		65,000	1,477,450
Entergy Louisiana LLC	4.70		70,483	1,584,458
Entergy Texas Incorporated	5.63		43,000	1,110,690
Indianapolis Power & Light Company	5.65		20,000	1,984,376
NextEra Energy Capital Holding Incorporated Series I	5.13		44,000	1,009,800
Wisconsin Public Service	5.08		4,804	475,896
				11,591,250

Total Preferred Stocks (Cost $11,087,027)				11,682,653

		Expiration date
Warrants : 0.05%

Utilities : 0.05%

Gas Utilities : 0.05%
Kinder Morgan Incorporated †		5-25-2017	16,000	60,960

Total Warrants (Cost $30,480)				60,960

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 1.88%

Consumer Discretionary : 0.00%

Media : 0.00%
Videotron Limited	9.13	4-15-2018	$3,000	3,105

Energy : 0.35%

Oil, Gas & Consumable Fuels : 0.35%
Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-2016	93,118	60,178
Teekay Corporation	8.50	1-15-2020	335,000	378,550
				438,728

Financials : 0.02%

Diversified Financial Services : 0.02%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	30,000	30,825

Health Care : 0.12%

Pharmaceuticals : 0.12%
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	50,000	53,438
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	5,000	5,050
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	85,000	91,800
				150,288

Information Technology : 0.04%

Technology Hardware, Storage & Peripherals : 0.04%
Seagate Technology HDD Holdings	6.80	10-1-2016	50,000	55,284

Portfolio of investments — November 30, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Materials : 0.46%

Containers & Packaging : 0.24%
Ardagh Finance Holdings (PIK at 8.63%) 144A¥	8.63%	6-15-2019	$90,000	$92,700
Ardagh Packaging Finance 144A	9.13	10-15-2020	200,000	215,500
				308,200

Metals & Mining : 0.15%
Novelis Incorporated	8.38	12-15-2017	100,000	104,250
Novelis Incorporated	8.75	12-15-2020	75,000	81,375
				185,625

Paper & Forest Products : 0.07%
Sappi Limited 144A	7.50	6-15-2032	100,000	92,500

Telecommunication Services : 0.89%

Diversified Telecommunication Services : 0.85%
Intelsat Jackson Holdings SA	5.50	8-1-2023	180,000	177,300
Intelsat Jackson Holdings SA	7.25	4-1-2019	240,000	251,100
Intelsat Jackson Holdings SA	7.25	10-15-2020	150,000	159,188
Intelsat Jackson Holdings SA	7.50	4-1-2021	50,000	53,625
Intelsat Luxembourg SA	7.75	6-1-2021	150,000	155,438
Intelsat Luxembourg SA	8.13	6-1-2023	225,000	235,125
Virgin Media Finance plc 144A	5.38	4-15-2021	10,000	10,313
Virgin Media Finance plc 144A	6.38	4-15-2023	25,000	26,625
				1,068,714

Wireless Telecommunication Services : 0.04%
Telesat Canada Incorporated 144A	6.00	5-15-2017	50,000	51,500

Total Yankee Corporate Bonds and Notes (Cost $2,341,312)				2,384,769

Short-Term Investments : 6.91%

	Yield		Shares
Investment Companies : 6.91%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.08		8,739,611	8,739,611

Total Short-Term Investments (Cost $8,739,611)				8,739,611

Total investments in securities (Cost $121,593,520)*	117.00%			148,075,471
Other assets and liabilities, net	(17.00)			(21,518,889)

Total net assets	100.00%			$126,556,582

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
<	All or a portion of the position represents an unfunded loan commitment.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — November 30, 2014 (unaudited)

*	Cost for federal income tax purposes is $122,051,160 and unrealized gains (losses) consists of:

Gross unrealized gains	$31,308,779
Gross unrealized losses	(5,284,468)

Net unrealized gains	$26,024,311

Wells Fargo Advantage Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2014, such fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of November 30, 2014, the Fund had unfunded loan commitments of $90,000.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Energy	$11,456,673	$0	$0	$11,456,673
Industrials	5,055,609	0	0	5,055,609
Telecommunication services	11,231,828	0	0	11,231,828
Utilities	57,295,185	0	0	57,295,185
Corporate bonds and notes	0	36,977,177	0	36,977,177
Loans	0	2,419,078	771,928	3,191,006
Preferred stocks
Financials	91,403	0	0	91,403
Utilities	8,405,098	3,186,152	0	11,591,250
Warrants
Utilities	0	60,960	0	60,960
Yankee corporate bonds and notes	0	2,384,769	0	2,384,769
Short-term investments
Investment companies	8,739,611	0	0	8,739,611

Total assets	$102,275,407	$45,028,136	$771,928	$148,075,471

Transfers in and transfers out are recognized at the end of the reporting period. At November 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Utilities and High Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President
Date: January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President
Date: January 27, 2015

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer
Date: January 27, 2015